Regulatory Capital Requirements (Summary Of Capital And Total Risk-Based Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Regulatory Capital Requirements [Abstract]
Tangible equity, Actual Amount	$ 1,369,143	$ 824,768
Tangible equity, Actual Ratio	15.10%	9.80%
Tangible equity, For Capital Adequacy Purposes Amount	135,926	126,666
Tangible equity, For Capital Adequacy Purposes Ratio	1.50%	1.50%
Tier 1 (core) capital, Actual Amount	1,369,143	824,768
Tier 1 (core) capital, Actual Ratio	15.10%	9.80%
Tier 1 (core) capital, For Capital Adequacy Purposes Amount	362,469	337,776
Tier 1 (core) capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (core) capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	453,086	422,220
Tier 1 (core) capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier 1 risk-based capital, Actual Amount	1,369,143	824,768
Tier 1 risk-based capital, Actual Ratio	37.90%	23.50%
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	216,551	210,597
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital, Actual Amount	1,380,853	835,324
Total risk-based capital, Actual Ratio	38.30%	23.80%
Total risk-based capital, For Capital Adequacy Purposes Amount	288,734	280,796
Total risk-based capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 360,918	$ 350,995
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%